CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Stock Awards	Treasury Stock	Unearned ESOP Shares	Total
BALANCE at Jun. 30, 2012	$ 132,411	$ 4,090,889	$ 20,502,391	$ 124,461	$ (10,280)	$ (163,625)		$ 24,676,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(132,522)					(132,522)
Unrealized gain (loss) on available-for-sale securities				(635,904)				(635,904)
Stock repurchases						(320,781)		(320,781)
Stock-based compensation					$ 10,280			10,280
BALANCE at Jun. 30, 2013	132,411	4,090,889	20,369,869	(511,443)		(484,406)		23,597,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(1,234,576)					(1,234,576)
Unrealized gain (loss) on available-for-sale securities				(38,184)				(38,184)
Unearned/unallocated ESOP Shares							$ (160,895)	(160,895)
Amortization of ESOP award		(4,165)					24,106	19,941
Sale of treasury shares to ESOP		(117,303)				345,074	(227,771)
BALANCE at Jun. 30, 2014	132,411	3,969,421	19,135,293	(549,627)		(139,332)	(364,560)	22,183,606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			948,973					948,973
Unrealized gain (loss) on available-for-sale securities				401,181				401,181
Issuance of common stock in merger	36,141	5,747,287						5,783,428
Amortization of ESOP award		(2,249)					21,392	19,143
BALANCE at Dec. 31, 2014	168,552	9,714,459	20,084,266	(148,446)		(139,332)	(343,168)	29,336,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(264,257)					(264,257)
Unrealized gain (loss) on available-for-sale securities				(19,914)				(19,914)
Amortization of ESOP award		(1,605)					13,746	12,141
BALANCE at Mar. 31, 2015	168,552	9,712,854	19,820,009	(168,360)		(139,332)	(329,422)	29,064,301
BALANCE at Dec. 31, 2014	168,552	9,714,459	20,084,266	(148,446)		(139,332)	(343,168)	29,336,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			320,614					320,614
Unrealized gain (loss) on available-for-sale securities				(67,601)				(67,601)
Unearned/unallocated ESOP Shares
Amortization of ESOP award		(604)					54,984	54,380
Other	(39)	39
BALANCE at Dec. 31, 2015	168,513	9,713,894	20,404,880	(216,047)		(139,332)	(288,184)	29,643,724
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			5,856					5,856
Unrealized gain (loss) on available-for-sale securities				225,683				225,683
Amortization of ESOP award		1,315					13,746	15,061
BALANCE at Mar. 31, 2016	$ 168,513	$ 9,715,209	$ 20,410,736	$ 9,636		$ (139,332)	$ (274,438)	$ 29,890,324